ACQUISITIONS (Tables) - Make Me Reach SAS [Member]	6 Months Ended
Jun. 30, 2015
Business Acquisition [Line Items]
Schedule of allocation of purchase price to net tangible and intangible assets based on their estimated fair values
$

Cash	1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(644)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,663

Total purchase price	10,772

Schedule of components of intangible assets associated with the acquisition
	$	Estimated useful life

Acquired technology	1,261	5 years
Customer relationships	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	3,454